September 22, 2009

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:	Nationwide Life Insurance Company
Pre-Effective Amendment No. 1 for Market Preservation Investment
on Form S-1
SEC File No. 333-160418

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”), we are filing Pre-Effective Amendment No. 1 to the registration statement indicated above for the purpose of registering the Market Preservation Investment (the “MPI”), an index-based investment option available in certain Nationwide variable annuity contracts.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide is attached hereto as Exhibit 24.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

On July 2, 2009, Nationwide filed an initial registration statement for the MPI.  On September 1, 2009, Nationwide received your written comments.  Pre-Effective Amendment No. 1 reflects red-lining of changes made to address your written comments.  Other red-lined changes in this Pre-Effective Amendment No. 1 reflect non-material clarifying disclosures.  As indicated in your September 1 comment letter, the terms “investor” and “MPI investor” include all variable contract owner with contract value allocated to the MPI.

1. Information Required per Form S-1. Please indicate to the Staff where the responses to each item requirement of Form S-1 can be located in the filing. Include cross-references to the specific page and paragraph corresponding to each sub-item of the form. To the extent that Form S-1 invokes the requirements of any other form, rule or regulation under the federal securities laws, please cite the parallel item or sub-item reference as well. If the filing contains no disclosure corresponding to a particular item or sub-item requirement, please provide a supplementary explanation why Registrant believes the particular requirement is not relevant to the product being registered. You may respond via a chart or similar format provided it is clear and your answer covers all item requirements reflecting their sub-parts individually.

Response:  We have attached a chart as Exhibit A to this letter, which sets forth the requirements of Form S-1 and indicates where each item is located in the Pre-Effective Amendment.

2. Guarantees. Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the company's guarantees described in the prospectus or whether the company will be solely responsible for paying out the guaranteed of variable contract value allocated to the MPI pursuant to the Option. If there are none, please include a representation in your response letter indicating that there are no such agreements and the company will be solely responsible for paying out any guarantees associated with the Option.

Response:  Nationwide has not entered into any type of guarantee or support agreement with any third parties to support the guarantees described in the prospectus.  Nationwide will be solely responsible for paying out any guarantees associated with the MPI.

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3. The Standard and Poor's 500 Composite Stock Price Index® ("S&P 500 Index"). Please supplement the information provided about the S&P 500 Index. State whether the Option is sponsored, endorsed, sold or promoted by the S&P 500 Index and/or any of its affiliated entities (collectively, the "S&P"). Indicate whether the S&P has any obligation to the Registrant or MPI investors based on the registration statement. State whether S&P participates in or is responsible for calculation of the equation by which MPI Performance Credits are calculated, priced, convened into cash or otherwise affect an investor's return on assets allocated to the MPI under the terms of this prospectus and related filing documents. Finally, state whether the S&P guarantees the accuracy or completeness of any of the S&P data upon which any value under the Option may be based.

Response:  We have added the following disclosure to page 1 of the MPI prospectus:

"Standard & Poor’s®”, “S&P®”, “S&P 500®”, Standard & Poor’s 500, and 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Nationwide Life Insurance Company.  The MPI is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of purchasing the MPI.  Standard & Poor’s has no obligation to Nationwide or any MPI investor with regard to the obligations set forth in this prospectus.  Standard & Poor’s has no responsibility with regard to the calculation of the equation by which MPI Performance Credits are calculated, priced, converted into cash, or otherwise affect an MPI investor’s return on assets allocated to the MPI.  Standard & Poor’s does not guarantee the accuracy or completeness of any of the data used in the calculations discussed in this prospectus.

4.      Outside Front Cover Page.

a. MPI Characterization. Please delete the phrase "fixed interest" from the final sentence of the first paragraph. To the extent the phrase is used elsewhere in the prospectus, please do likewise or explain to the Staff why this language is appropriate.

Response:  We have removed the last sentence of the above-referenced paragraph, as the concept of the MPI being a separate investment option is already established earlier in the paragraph.  Additionally, Nationwide has verified that there are no additional references to the MPI being a “fixed interest” investment option in the registration statement.

b. Risk Disclosure. In the 2nd paragraph on the front cover page, please present the phrase "never be more than the MPI Return Cap" in boldface type. Also, please add prominent disclosure on the cover page succinctly stating the investment risks of a fixed account product with no guaranteed minimum return. The new language (presented in bold or similar typeface) should say something to the following effect: "The MPI Performance Credit may be zero for one or more crediting periods; therefore, an investment in an MPI may have no return. Your investment in the MN is subject to possible loss of principal and earnings, due to the assessment of contract charges under the variable annuity contract through which the MPI is offered. In addition, a surrender charge and market value adjustment may apply under the contract to withdrawals or upon surrender of the contract. You should carefully consider whether or not the MPI is an appropriate investment for you as compared to other investments that may offer comparable returns with a guarantee of principal and earnings and/or without the imposition of contract charges, surrender charges, or a market value adjustment [if applicable]. See the "Risk Factors" section on page x."

Response:  We have added the following paragraph as the fourth paragraph on the cover page:

The MPI Performance Credit may be 0% for one or more crediting periods; therefore, an investment in an MPI may have no return.  An investment in the MPI is subject to possible loss of principal and earnings due to the assessment of contract charges under the variable annuity contract through which the MPI is offered.  In addition, the variable annuity contract may assess a surrender charge on withdrawals or upon

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surrender of the contract.  Potential investors should carefully consider whether or not the MPI is an appropriate investment as compared to other investments that may offer comparable returns with a guarantee of principal and earnings and/or without the imposition of contract charges and surrender charges.  See the “Risks Associated with the MPI” section on page 6.

5.      Glossary (p. 3). The definition of "Market Preservation Investment" states, "while an investor's assets are allocated to the MPI, those assets will not lose value... ." Please revise to reflect that the guarantee of amounts allocated to the MPI is subject to deduction of variable annuity contract charges. In the "General Information" section on page 4, please make comparable revisions to both paragraphs (specifically, ¶1, 2nd sentence and ¶2,1st sentence).

Response:  We have revised the definition of “Market Preservation Investment” as follows (emphasis added):

Market Preservation Investment (“MPI”) – An investment option available in certain Nationwide variable annuity contracts. Nationwide guarantees that, while an investor’s assets are allocated to the MPI, those assets will not lose value due to market exposure and may earn an MPI Performance Credit.  Note: Although assets allocated to the MPI will not lose value due to market performance, they are subject to charges associated with the variable annuity contract through which the MPIs are offered.

We have revised the “General Information” sub-section of the “Information about the Market Preservation Investment” section in its entirety as follows (emphasis added)”

General Information

The Market Preservation Investment (“MPI”) is a separate investment option available under certain Nationwide variable annuity contracts.  Amounts allocated to the MPI are held in Nationwide’s general account and are guaranteed to maintain their value (subject to variable annuity charges) if amounts remain allocated to the MPI until the expiration of the MPI Period.  At the end of the MPI Period, Nationwide may apply an MPI Performance Credit, which is based on the performance of the Index.  The MPI does not offer any minimum guaranteed MPI Performance Credit; therefore, the investor assumes the risk that their investment in the MPI could potentially offer no return.

Amounts allocated to the MPI, less any applicable annuity charges, are guaranteed in full by Nationwide.  The assets of Nationwide’s general account are available for the purpose of meeting the guarantees associated with the MPI. The MPI is not a separate account product.  This means that the assets supporting the MPI are not held in a separate account of Nationwide for the exclusive benefit of MPI investors and are not insulated from the claims of Nationwide’s creditors.  Nationwide is not obligated to invest general account assets in accordance with any particular investment objective, but will generally adhere to Nationwide’s overall investment philosophy.  Any MPI Performance Credits will be paid from Nationwide’s general account and, therefore, are subject to Nationwide’s claims paying ability.  Nationwide is solely responsible for the guarantees associated with the MPI.  In the event Nationwide is unable to meet the guarantees associated with the MPI, investors in the MPI would be unsecured creditors.

6.      General Information (p. 4). At the end of the first paragraph, please add prominent disclosure to the following effect: "The MPI does not offer any minimum guaranteed MPI Performance Credit; therefore, you are assuming the risk that your investment in the MPI could potentially offer no return." The new disclosure should present the highlighted concepts with similar emphasis.

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Response:  Please see our response to comment 5 above.

7.      Charge for the MPI (p. 4). Please add a description of variable annuity contract surrender charges and any market value adjustment that may be applied in the event of surrenders or withdrawals.

Response:  Nationwide anticipates using the MPI on various variable annuity contracts that it offers both now and in the future.  Those contracts have varying surrender charge schedules, which would be unwieldy for the investor to navigate within the MPI prospectus.  As an alternative to listing all of the various surrender charge schedules, we have added a new paragraph to the “Charge for the MPI” sub-section of the “Information about the Market Preservation Investment” section, which indicates the maximum surrender charge that could be assessed to any investor.  Then we added disclosure referring them to their annuity prospectus for more specific information.  The new paragraph is as follows:

In addition to the variable annuity contract charges discussed above, the annuity contract may also assess a surrender charge on surrenders taken from the annuity contract.  The amount of the surrender charge varies by contract and by the amount of time the assets have been in the contract.  In no event will the surrender charge exceed 8% of the amount surrendered, and no surrender charges will be assessed on amounts that have been in the annuity contract for longer than 8 years.  For specific surrender charge information, please consult the prospectus for the variable annuity contract.

There is no market value adjustment associated with surrenders from the contract that are allocated to the MPI.

8.      Risk Summary. Please summarize the risks of investing in the Option. Explicitly identify (a) the risk that an investor will receive no return at the end of the MPI Period; (2) the risk(s) associated with Nationwide's right to change the Index and the cap at its sole discretion, and (3) all other significant risks associated with investment in the Option. The rest of the narrative should include a plain English description of each risk, an explanation of how it affects the value of an investment in the option and, where applicable, a statement identifying well-known types of similar investment products without the identified risk (e.g., fixed account options with minimum guaranteed interest rates).

Response:  We have added a new section entitled “Risks Associated with the MPI” that begins on page 6.

9.      Special Terms. Please use defined terms consistently throughout the disclosure. Specifically, review the use of the terms "MPI Band" and "MPI Band Value" and correct references as appropriate. For example, will the deduction of variable annuity contract charges reduce the MPI Band (as stated on page 4) or the MPI Band Value? If it is the former, please explain how deductions are factored into the calculation of the MPI Band. Please consider adding plain English disclosure explaining why the distinction between MPI Band and MPI Band Value matters to an investor.

Response:  We have revised the definitions of “MPI Band” and “MPI Band Value” as follows:

MPI Band – The term used to refer to an investor’s MPI allocations on any given Business Day.  Each allocation to the MPI on a different Business Day will create a separate MPI Band.  Each MPI Band has its own MPI Return Cap and MPI Period.

MPI Band Value – The dollar value of an MPI Band.  The MPI Band Value will never increase, but may decrease due to the application of variable annuity contract charges and/or transfers and surrenders.  Nationwide uses the MPI Band Value as of the last day of the MPI Period to calculate the MPI Performance Credit for that MPI Band.

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Additionally, we have revised the prospectus disclosure to correctly use these terms, including the provision specifically cited in the comment.

10.       MPI Return Cap (p. 4).

a. New Disclosure. Between the 2nd and 3rd sentences in the "MPI Return Cap" narrative, please prominently state that: (a) the minimum MPI Return Cap percentage is the most a contractowner could receive as an MPI Performance Credit ("MPI Credit") at the end of the MPI Period; (b) there is no minimum MPI Credit; and (c) a contractowner may never receive an MPI Credit in any MPI Period regardless of how high an MPI Return Cap Nationwide sets.

Response:  We have revised the “MPI Return Cap” sub section of the “Information about the Market Preservation Investment” section in its entirety as follows (emphasis added):

MPI Return Cap

The MPI Return Cap is the maximum percentage that Nationwide will use to calculate the MPI Performance Credit at the end of the MPI Period.  It will never be less than 3%.  Note: The MPI Return Cap is not necessarily the percentage that will be used to calculate the MPI Performance Credit.  Rather, it is the highest percentage that Nationwide could use to calculate the MPI Performance Credit – a “cap” on the credit percentage.  The actual percentage used to calculate the MPI Performance Credit will be no less than 0% and no more than the MPI Return Cap (see the “the MPI Performance Credit Calculation” section below).  The MPI does not offer any minimum guaranteed MPI Performance Credit.  Therefore, depending on the performance of the Index, an investor could receive no MPI Performance Credit regardless of how high the MPI Return Cap is set.

A potential investor can find out what the MPI Return Cap will be for new allocations by contacting Nationwide at the telephone number and address listed on page 1 of this prospectus.  Additionally, the MPI Return Cap will be noted on the confirmation statement for any new allocation into the MPI.

The MPI Return Cap is set by Nationwide AT ITS SOLE DISCRETION and is based on general market conditions, the cost of hedging options used to support Nationwide’s guarantee obligations associated with the MPI and investment yields available to Nationwide at the time the MPI Return Cap is set.  In general, as the investment yields available to Nationwide increase and/or the cost of hedging options decrease, the MPI Return Cap will increase.  As the investment yields available to Nationwide decrease and/or the cost of hedging options increase, the MPI Return Cap will decrease.

b. Existing Language. In the second paragraph of the "MPI Return Cap" section, please place the existing language in bold, emphasized type as indicated: "The MPI Return Cap is set by Nationwide AT ITS SOLE DISCRETION and is based on general market conditions. . . ."

Response:  Please see our response to comment 10a above.

c. Variable Annuity Disclosure. Please explain supplementally to the Staff whether the current cap will be reflected in the variable annuity contract.

Response:  The MPI Return Cap associated with a given contract will be reflected in the Transaction Confirmation, which is part of the Contract Package.  Additionally, investors and potential investors can call in to Nationwide’s service center to determine the current MPI Return Cap on a given date.

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11.       MPI Performance Credit Calculation (pp. 4-5).

a.  Introductory Description of MPI Credit. Please revise the opening paragraph of this section so each of the following concepts is expressed clearly at the outset:

•	MPI Credits are only awarded when certain conditions are satisfied at the end of the MPI Period;

•	when applicable, the amount of the MPI Credit is the lower of two percentage values;

•	one is the MPI Return Cap; and

•	the other is the percentage increase in the performance of the designated Index during the MPI Period.

Response:  We have revised the first paragraph of the “MPI Performance Credit Calculation” sub-section of the “Information about the Market Preservation Investment” section as follows (emphasis added):

The MPI Performance Credit is the amount Nationwide applies to the variable annuity contract at the end of the MPI period if the Index is higher on the last Business Day of the MPI Period than it was on the first Business Day of the MPI Period.  The actual amount of the MPI Performance Credit is based on the lesser of: (1) the percentage increase of the Index from the first Business Day of the MPI Period to the last Business Day of the MPI Period, or (2) the MPI Return Cap.  If the Index is lower on the last Business Day of the MPI Period than it was on the first day of the MPI Period, no MPI Performance Credit will be applied to the contract.

b. Change of Index. Please place the first sentence of the second paragraph in boldface type. Also, add disclosure explaining the circumstances in which Nationwide will exercise the right to change to a new index, how information will be conveyed to variable contractholder investors, the procedure that will apply if a contractowner chooses not to participate in a new MPI Period based on the new index, and a summary of potential risks of participating in the MPI based on the new index compared to declining to participate on the same basis; e.g., that performance of the new index will be different from, and could be lower than, performance of the replaced index. Finally, in your response letter, please indicate to the Staff whether the Registrant intends to amend the registration statement or file a new registration statement if the index is changed.

Response:  We have revised the second paragraph of the “MPI Performance Credit Calculation” sub-section of the “Information about the Market Preservation Investment” section as follows (emphasis added):

Nationwide may change the Index at its sole discretion.  Any decision to change the Index will be the result of Nationwide’s opinion (based on, among other things, market conditions and Index performance) that a different Index would better serve MPI investors.  Nationwide does not guarantee that a new Index will perform better than the old Index, and the new Index could have lower performance than the old Index.

In the event Nationwide changes the Index, Nationwide will continue to calculate the MPI Performance Credit using the previous Index on any existing MPI Bands until the end of their MPI Periods.  Only new MPI Bands will be measured by the new Index.  Nationwide will notify investors via a supplement to this prospectus if it changes the Index.  If an investor does not wish to remain invested in the MPI after a change in the Index, the investor may transfer the MPI allocation to another investment in the variable annuity contract in accordance with the “Withdrawals and Transfers from an MPI Band prior to the end of an MPI Period” provision.

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c. Calculation Examples. Please provide additional examples so each of the following scenarios is illustrated: (i) the S&P increases but the increase is less than the MPI Return Cap percentage; (ii) the S&P performance exceeds the WI Return Cap percentage; and (iii) the S&P performance declines or does not change. Further, please demonstrate what happens if the S&P performance changes during the period but, on the last day of the MPI Period, the S&P performance is identical to the initial value of the S&P on the day the MPI Period began.

Response:  We have added a new “Appendix: Example Calculations” provision to the end of the prospectus.  This new appendix includes the example calculation that was in the initial registration statement filing, as well as additional example calculations as requested.

d. Second Sentence After the Example. Please clarify what is meant by the term "net" in the phrase, "net decrease in the Index."

Response:  We have revised the paragraph after the example calculation as follows (emphasis added):

If, at the end of the MPI Period, the Index has experienced a net loss (the Index closing price on the last Business Day of the MPI Period is less than the Index closing price on the first Business Day of the MPI Period), Nationwide will not apply an MPI Performance Credit to the variable annuity contract.  Likewise, if the Index has a closing price on the last Business Day of the MPI Period is the same as it was on the first Business Day of the MPI Period, Nationwide will not apply an MPI Performance Credit to the variable annuity contract.  In no event will a net loss in the Index result in a loss or deduction from the MPI Band Value.

e. Final Sentence; Final Paragraph. Please clarify the last phrase of the following sentence: "Nationwide will apply the entire amount of the credit in accordance with the terms of the variable contract."

Response:  We have revised the last sentence of the last paragraph of the above-referenced section to read as follows (emphasis added):

If, for any reason, a particular investment option designated in the future allocation instructions is not available on the last Business Day of the MPI Period, Nationwide will apply the entire amount of the credit proportionally based on current allocation instructions.

12. Withdrawals and Transfers (p. 5). The second sentence states that the variable annuity contract which includes the MPI as an investment option may restrict withdrawals and transfers. Please explain supplementally to the Staff how the Registrant anticipates that a variable annuity contract may restrict withdrawals.

Response:  The variable annuity contracts through which the MPI will be offered will not restrict withdrawals.  We have revised the second sentence of the “Withdrawals and Transfers from an MPI Band prior to the end of an MPI Period” section to read as follows (emphasis added):

However, the variable annuity contract which includes the MPI as an investment option may restrict transfers from the MPI.

13. Termination of the MPI Period. Please add a narrative section describing what happens to the contractowner's invested value after the MPI Period has ended and any MPI Performance Credit has been applied. Will the contractowner be notified that the MPI Period has ended? Does the contractowner's investment remain in the MPI Option and automatically begin a new MPI Period with MPI Credits calculated according to whatever index and MPI Return Cap Registrant is then using? If different procedures may apply depending on the variable contract through which the Option is offered, explain how an investor can obtain the information relevant to his investment and, if appropriate, file or incorporate by reference the relevant documents containing this disclosure.

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Response:  We have added a new sub-section “MPI Allocations at the End of the MPI Period” to the “Information about the Market Preservation Investment” section, as follows:

MPI Allocations at the End of the MPI Period

What happens to an investor’s allocation in the MPI at the end of an MPI Period depends on whether the variable annuity contract through which the MPI is offered imposes any restrictions or requirements with regard to MPI allocations.

If the variable annuity contract does not impose any restrictions or requirements, then approximately 30 days before the end of the MPI Period, Nationwide will notify the contract owner that the MPI Period is about to end, and will request allocation instructions with regard to the amount allocated to that MPI Band.  In the notice, Nationwide will provide any necessary forms and instructions on how to convey the allocation request to Nationwide.  If Nationwide does not receive allocation instructions from the contract owner by the end of the last Business Day of the MPI Period, Nationwide will assume that the contract owner wishes to begin a new MPI Period and will apply the maturing MPI Band Value to the MPI on the next Business Day.  This transaction will create a new MPI Band with a new MPI Return Cap and a new MPI Period.

If the variable annuity contract does impose restrictions or requirements with regard to MPI allocations (e.g., the contract owner must keep allocations to the MPI so invested for 5 years), then Nationwide will not notify the contract owner about an ending MPI Period until the contract owner is eligible to re-allocate that MPI allocation per the terms of the variable annuity contract.  Nationwide will use the procedures described above for any notifications upon eligibility.  Contract owners should read their variable annuity prospectus carefully to determine what restrictions, if any, are made on MPI allocations.

14. General Account Obligations (p. 6). Please supplement the existing disclosure sections that describe Nationwide or its financial condition and financial documents with a separate narrative specifically explaining Nationwide's general account obligations under the MPI. Describe how those obligations are distinct from separate account obligations under the contract through which the MPI is sold. Specifically, please state that: (1) payment on the contractowner's investment in this Option is the obligation of the insurance company rather than the separate account; and (2) general account obligations are subject to the claims paying ability of the insurance company. Address what would happen if Registrant was unable to pay the guaranteed value of amounts allocated to the Option. Identify from whom, if anyone, a contractholder invested in the MPI can seek enforcement of the guarantee, or whether the investor would become an unsecured creditor.

Response:  Please see our response to comments 5 and 8 above, both of which include enhanced disclosure relating to the general account nature of the MPI.

15. Incorporation by Reference (p. 6). In addition to referring the reader to the financial statements to ascertain the financial condition of the registrant, please provide general, plain English disclosure describing the type of information the referenced documents show about the financial condition of the entity issuing the securities being registered (e.g., company rating, etc.)

Response:  We have revised the first paragraph of the “Incorporation of Certain Information by Reference” provision as follows (emphasis added):

The latest Annual Report on Form 10-K for Nationwide has been filed with the Securities and Exchange Commission.  It contains additional information about Nationwide, including audited consolidated financial statements for the last fiscal year.  Nationwide filed the most recent Form 10-K on March 2, 2009, as amended July 17, 2009, and the most recent Form 10-Q on July 31, 2009 (Securities Act of 1933 Act File No. 002-64559).  These reports

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are incorporated by reference and provide information relevant to Nationwide’s financial condition.  In addition to financial information, these reports also contain information such as company rankings, summaries of Nationwide businesses, corporate structure, reinsurance agreements, and legal liabilities.

16. Other Required Disclosure, Exhibits, and Representations. Any exhibits, financial statements and other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response:  We have reviewed the registration statement for accuracy and adequacy.  All exhibits, financial statements, and other disclosure is either included in this pre-effective amendment or incorporated by reference. In addition, Nationwide acknowledges the following:

•
should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;

•
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and

•
the insurance company may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * * * * * * * * * * * * * * * * * * * * * * * *

Please contact me directly at (614) 249-8782 with any questions regarding this filing.

Sincerely,

Jamie Ruff Casto
Managing Counsel
Nationwide Life Insurance Company

Cc:  Rebecca Marquigny
Senior Counsel
Office of Insurance Products

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Exhibit A
Form S-1 Requirements
Form S-1 Requirement	Description of Form Requirement	Page Number where item can be located in Market Preservation Investment Prospectus
Item 1
§229.501 of Regulation S-K	Forepart of the Registration Statement and Outside Front Cover Page of Prospectus	See facing page of the Registration Statement
§229.501(a)	Front Cover Page of Amendment – delaying amendment legend, Regulation C, Rule 473	See facing page of the Registration Statement
§229.501(b)	Outside Front Cover Page	See facing page of the Registration Statement
§229.501(b)(1)	Name	See facing page of the Registration Statement
§229.501(b)(2)	Title and amount of securities	See front page of the Prospectus
§229.501(b)(3)	Offering price of the securities	N/A
§229.501(b)(4)	Market for the securities	N/A
§229.501(b)(5)	Risk Factors	See front page of the Prospectus
§229.501(b)(6)	State legend	See front page of the Prospectus
§229.501(b)(7)	Commission legend	N/A
§229.501(b)(8)	Underwriting	N/A
§229.501(b)(9)	Date of Prospectus	See front page of the Prospectus
§229.501(b)(10)	Prospectus “Subject to Completion”	N/A
§229.501(b)(11)	Rule 430A	N/A
Item 2
§229.502(a) of Regulation S-K	Table of Contents	See Table of Contents, p. 2
§229.502 (b)	Dealer Prospectus Delivery Obligation	N/A
Item 3
§229.503(a) of Regulation of S-K	Prospectus Summary	See Information about the Market Preservation Investment, p. 4
§229.503(b)	Address and Telephone Number	See front page of the Prospectus
§229.503(c)	Risk Factors	See Risks Associated with the MPI, p. 6
§229.503(d)	Ratio of Earning to Fixed Charges	N/A
Item 4
§229.504 of Regulation S-K	Use of Proceeds	See Charge for the MPI, p. 4
Item 5
§229.505 of Regulation S-K	Determination of Offering Price	N/A
Item 6
§229.506 of Regulation S-K	Dilution	N/A
Item 7
§229.507 of Regulation S-K	Selling Security Holders	N/A
Item 8
§229.508 (a) of Regulation S-K	Underwriters and Underwriting Obligations	N/A
§229.508 (b)	New Underwriters	N/A
§229.508 (c)	Other Distribution	N/A
§229.508 (d)	Offerings on Exchange	N/A

(continued)
Form S-1 Requirement	Description of Form Requirement	Page Number where item can be located in Market Preservation Investment Prospectus
§229.508 (e)	Underwriter’s Compensation	N/A
§229.508 (f)	Underwriter’s Representative on Board of Directors	N/A
§229.508 (g)	Indemnification of Underwriters	N/A
§229.508 (h)	Dealers’ Compensation	N/A
§229.508 (i)	Finders	N/A
§229.508 (j)	Discretionary Accounts	N/A
§229.508 (k)	Passive Market Making	N/A
§229.508 (l)	Stabilization and Other Transactions	N/A
Item 9
§229.202(a) of Regulation S-K	Capital Stock	N/A
§229.202(b)	Debt Securities	N/A
§229.202(c)	Warrants and Rights	N/A
§229.202(d)	Other Securities	N/A
§229.202(e)	Market Information for Securities Other Than Common Equity	N/A
§229.202(f)	American Depositary Receipts	N/A
Item 10
§229.509 of Regulation S-K	Interests of Named Experts and Counsel	See Legal Opinion, p. 7 and Experts, p. 7
Item 11
§229.101(a) of Regulation S-K	General Description of Business	See Incorporation of Certain Information by Reference, p. 7 and About Nationwide, p. 7
§229.101(b)	Financial Information About Segments	See Incorporation of Certain Information by Reference, p. 7 and About Nationwide, p. 7
§229.101(c)	Narrative Description of Business	See Incorporation of Certain Information by Reference, p. 7 and About Nationwide, p. 7
§229.101(d)	Financial Information About Geographic Areas	See Incorporation of Certain Information by Reference, p. 7 and About Nationwide, p. 7
§229.101(e)	Available Information	See Incorporation of Certain Information by Reference, p. 7 and About Nationwide, p. 7
§229.101(f)	Reports to Security Holders	See Incorporation of Certain Information by Reference, p. 7 and About Nationwide, p. 7
§229.101(g)	Enforceability of Civil Liabilities Against Foreign Persons	N/A
§229.102	Description of Property	See Incorporation of Certain Information by Reference, p. 7 and About Nationwide, p. 7
§229.103	Legal Proceedings	See Incorporation of Certain Information by Reference, p. 7 and About Nationwide, p. 7
§229.201	Market Price of and Dividends on the Registrant’s Common Equity and Related Stockholder Matters	See Incorporation of Certain Information by Reference, p. 7 and About Nationwide, p. 7
Regulation S-X	Financial Statement Schedules	See Incorporation of Certain Information by Reference, p. 7 and About Nationwide, p. 7
§229.301 of Regulation S-K	Selected Financial Data	See Incorporation of Certain Information by Reference, p. 7 and About Nationwide, p. 7
§229.302	Supplementary Financial Information	N/A

(continued)
Form S-1 Requirement	Description of Form Requirement	Page Number where item can be located in Market Preservation Investment Prospectus
§229.303	Management’s Discussion and Analysis of Financial Condition and Results of Operations	See Incorporation of Certain Information by Reference, p. 7 and About Nationwide, p. 7
§229.304	Changes in and Disagreements with Accountants on Accounting and Financial Disclosure	N/A
§229.305	Quantitative and Qualitative Disclosures About Market Risk	See Incorporation of Certain Information by Reference, p. 7 and About Nationwide, p. 7
§229.401	Directors, Executive Officers, Promoters, and Control Persons	See Incorporation of Certain Information by Reference, p. 7 and About Nationwide, p. 7
§229.402	Executive Compensation	See Incorporation of Certain Information by Reference, p. 7 and About Nationwide, p. 7
§229.403	Security Ownership of Certain Beneficial Owners and Management	See Incorporation of Certain Information by Reference, p. 7 and About Nationwide, p. 7
§229.404	Transactions with Related Persons, Promoters and Certain Control Persons	See Incorporation of Certain Information by Reference, p. 7 and About Nationwide, p. 7
Item 11A	Material Changes	N/A
Item 12	Incorporation of Certain Information by Reference
§230.439, Rule 439 of 1933 Act	Consent to Use of Materials Incorporated by Reference	See Incorporation of Certain Information by Reference, p. 7
Item 12A
§229.510 of Regulations S-K	Disclosure of Commission Position on Indemnification for Securities Act Liabilities	See Disclosure of Commission Position on Indemnification, p. 7
Item 13
§229.511, Item 511 of Regulation S-K	Other Expenses of Issuance and Distribution	See Other Expenses of Issuance and Distribution, Part II, p. II-1
Item 14
§229.702, Item 702 of Regulation S-K	Indemnification of Directors and Officers	See Indemnification of Directors and Officers, Part II, p. II-1
Item 15
§229.701, Item 701 of Regulation S-K	Recent Sales of Unregistered Securities	N/A
Item 16
§229.601, Item 601 of Regulation S-K	Exhibits	See Exhibits, Part II, pp. II-1 – II-2
Item 17
§229.512, Item 512 of Regulation S-K	Undertakings	See Undertakings, Part II, pp. II-3 – II-4